ENVIRONMENTAL LIABILITIES - Summary of Movements in Environmental Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	$ 47	$ 79
Expenditures	(5)	(37)
Revaluation adjustment	2	5
Environmental liabilities - ending	44	47
Less: current portion	(7)	(11)
Environmental liabilities non current portion	37	36
PCB
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	6	39
Expenditures	(4)	(34)
Revaluation adjustment	(1)	1
Environmental liabilities - ending	1	6
Less: current portion	(1)	(6)
Environmental liabilities non current portion	0	0
LAR
Accrual for Environmental Loss Contingencies [Roll Forward]
Environmental liabilities - beginning	41	40
Expenditures	(1)	(3)
Revaluation adjustment	3	4
Environmental liabilities - ending	43	41
Less: current portion	(6)	(5)
Environmental liabilities non current portion	$ 37	$ 36